SCHEDULE OF RECONCILIATION OF INCOME TAX (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (1,828,721)	$ (751,881)	$ (3,989,276)	$ (3,939,961)
Expected income tax recovery at statutory rates			(598,000)	(591,000)
Provincial income tax recovery			(373,000)	(290,000)
Effect of income taxes from US operations			(58,000)	(100,000)
Change in statutory, foreign tax, foreign exchange rates and other			(3,000)	(18,000)
Permanent differences – debt discount			116,000
Permanent differences – debt extinguishment			134,000
Permanent differences - Other			11,000	3,000
Adjustment to prior years provision versus statutory tax returns			3,000	(43,000)
Change in valuation allowance			768,000	1,039,000
Deferred income tax recovery